CONVERTIBLE NOTES (Narrative) (Details) (USD $)	1 Months Ended				12 Months Ended			1 Months Ended			12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended				12 Months Ended
	Nov. 09, 2012	Aug. 09, 2012	May 15, 2012	Dec. 14, 2011	Dec. 31, 2012	Dec. 31, 2011	Jan. 25, 2011	Dec. 14, 2011 Notes Due 2012 [Member]	Dec. 14, 2011 Notes Due 2012 [Member] Minimum [Member]	Aug. 09, 2012 Notes Due 2013 [Member]	Dec. 31, 2012 Notes Due 2013 [Member]	Feb. 06, 2013 Convertible Debt Issued December 14, 2011 [Member]	Dec. 31, 2012 Convertible Debt Issued December 14, 2011 [Member]	Feb. 06, 2013 New Note Two [Member]	Jan. 31, 2013 New Note [Member]	Feb. 06, 2013 New Note [Member]	Dec. 14, 2011 Officer [Member]	Dec. 31, 2012 Officer [Member]
Notes Payable [Line Items]
Number of investors								24		4
Convertible notes, face amount								$ 1,926,250		$ 222,600			$ 1,805,500	$ 150,000		$ 57,500	$ 368,000	$ 86,250
Proceeds from issuance of notes					56,000	215,000		1,675,000		210,000							105,000
Convertible notes payable unamortized, original issue discount								251,250
Note maturity date								Dec. 14, 2012		Aug. 09, 2013			Apr. 14, 2013	Jul. 01, 2013	Jul. 01, 2014	Aug. 01, 2013
Convertible notes conversion price per share								$ 0.75		$ 0.6						$ 0.7004
Warrants as percentage of number of shares of common stock converted								120.00%		100.00%
Warrants, expiration period								5 years		5 years		5 years		5 years		5 years
Warrants, exercise price								1.5		1.0		1.5		1.5		1.5
Shares of common stock that would cause noteholders additional rights									5,000,000			2,035,720
Common stock, closing price		$ 0.45		$ 0.9					$ 0.8
Debt instrument, beneficial conversion feature		116,600		1,062,758	116,600	1,062,759
Convertible note, face amount					120,750								1,523,750			396,750
Common stock issued for short term unsecured notes																	215,000
Debt instrument carrying value, net of unamortized discount					55,000
Shares of common stock issued per convertible notes					161,494											2,035,720		115,000
Warrants issued to purchase common stock					193,793							2,662,769		239,900		2,662,769		138,000
Unamortized discount on convertible notes					66,000
Fair value of warrant liability					152,000
Interest due to debt conversion					31,000
Warrant liability					4,173,140	550,000	3,061,750			92,750
Amortization of convertible debt discount					1,284,363	29,645					87,654
Unamortized debt discount					0	1,284,363					134,296
Interest rate													15.00%	15.00%	5.00%		12.00%
Conversion of accounts payable	98,500		150,000													1,408,750
Repayments of notes payable					41,000	443,276								58,340		339,250
Note one discharged																247,250
Note two discharged																30,000
Note three discharged														$ 115,000